Summary of Organization and Significant Accounting Policies - Additional Information (Detail)			3 Months Ended			12 Months Ended
	Oct. 03, 2014 USD ($)	Jan. 17, 2014 USD ($)	Mar. 28, 2015 USD ($) Customer Segment State $ / shares shares		Mar. 29, 2014 USD ($) Customer	Dec. 27, 2014 USD ($) Customer Segment State shares		Dec. 28, 2013 USD ($) Customer shares	Dec. 29, 2012 USD ($) Customer	Dec. 28, 2012 USD ($)	Jun. 27, 2015 USD ($)	Jan. 30, 2012 USD ($)	May. 31, 2010
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating states | State			17			17
Number of operating segments | Segment			3			3
Redeemable noncontrolling interest percentage			40.00%
Number of customers accounted for more than 10% of total revenue | Customer			0		0	0		0	0
Net loss from asset dispositions			$ 1,834,000		$ 48,000	$ (6,500,000)		$ (12,419,000)	$ (2,564,000)
Impairment charges						$ 0		0	0
Inflation rate						2.50%
Amortization expense						$ 900,000		800,000	600,000
Increase in contingent consideration liability	$ 1,900,000	$ 4,500,000
Reductions recognized in contingent consideration			0		0	500,000				$ 400,000
Carrying value of long-term debt			$ 1,062,693,000			$ 1,064,917,000		662,987,000
Date of incorporation			Sep. 23, 2014
Net proceeds from IPO			$ 460,000,000
Class A common shares | shares						28,571,429
Senior notes, redemption date						May 31, 2016
Aggregate consideration for acquiring noncontrolling interests			64,100,000
Cash consideration			35,000,000			$ 35,000,000
Aggregate principal amount of non-interest bearing notes payable			15,000,000			15,000,000
Annual installments amount of non-interest bearing notes payable			2,500,000			2,500,000
Decrease in other assets (noncurrent)			(755,000)		$ (3,202,000)	(4,767,000)		1,708,000	$ (1,189,000)
Accounting Standards Update (ASU) 2015-03 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Decrease in other assets (noncurrent)			$ (19,600,000)
Decrease in long-term debt						$ (17,200,000)
Level 3 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Discount rate			11.00%			11.00%
Fair value of deferred consideration						$ 49,000,000		28,300,000
Fair value of noncompete obligations						4,400,000		4,200,000
Level 2 [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Fair value of long-term debt			$ 1,105,240,000	[1]		1,101,873,000	[1]	696,500,000
Carrying value of long-term debt			$ 1,062,693,000	[1]		$ 1,064,917,000	[1]	663,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Percentage of voting power			100.00%
Noncontrolling interest elimination percentage			72.20%
Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage			30.00%			30.00%
Ohio Valley Asphalt, LLC [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage			20.00%			20.00%
Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares			1,029,183
Revolving Credit Facility [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Revolving credit facility, fair value								26,000,000
Debt instrument, face amount												$ 150,000,000
Senior Notes [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Carrying value of long-term debt			$ 650,225,000			$ 651,548,000		245,971,000
Debt instrument, face amount			$ 625,000,000			$ 625,000,000		$ 250,000,000
Initial Public Offering [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Operations commenced date			Mar. 11, 2015
Net proceeds from IPO			$ 433,000,000
Initial Public Offering [Member] | Blackstone Management Partners L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Payment of termination fee to affiliates of Sponsors			$ 13,800,000
Initial Public Offering [Member] | Common Class A [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class A common shares | shares			25,555,555
Class A Common stock offering price per share | $ / shares			$ 18.00
Initial Public Offering [Member] | Senior Notes [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Senior notes, aggregate principal amount redeemed			$ 288,200,000
Senior notes, interest rate			10.50%
Senior notes, redemption date			Jan. 31, 2020
Senior notes, redemption price percentage			100.00%
Debt instrument, face amount			$ 288,200,000
Debt Instrument, redemption premium			38,200,000
Accrued and unpaid interest			$ 5,200,000
Subsequent Event [Member] | Initial Public Offering [Member] | Senior Notes [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Senior notes, aggregate principal amount redeemed											$ 288,200,000
Class B Units [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Redeemable noncontrolling interest percentage													30.00%
Class B capital units purchased | shares						2,607		1,220
Class B Units [Member] | Initial Public Offering [Member] | Continental Cement Company, L.L.C. [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Class B capital units purchased | shares			71,428,571
Sales [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Customer accounted revenue			10.00%		10.00%	10.00%		10.00%	10.00%
Minimum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage						20.00%
Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership investment percentage						50.00%

[1]	$5.3 million included in current portion of debt as of March 28, 2015 and December 27, 2014.